Loans and Other Borrowings - Summary of Loans and Other Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current	$ 55	$ 292
Non-current	2,341	2,553
Total	2,396	2,845
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Current	0	233
Total	$ 0	233
Maturity date	28 November 2022
Discount at issue %	1.213%
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 534	565
Maturity date	8 October 2024
Discount at issue %	0.437%
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 365	408
Total	$ 365	408
Maturity date	14 August 2025
Discount at issue %	0.986%
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 423	473
Total	$ 423	473
Maturity date	24 August 2026
Discount at issue %	0.55%
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 539	570
Total	$ 539	570
Maturity date	15 May 2027
Discount at issue %	0.47%
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 480	537
Maturity date	8 October 2028
Discount at issue %	1.034%
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 55	59
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Total	1,269	1,652
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Total	53	57
Euros [member]
Disclosure of detailed information about borrowings [line items]
Total	1,073	1,135
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 1	$ 1